Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended		120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000033869 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class A Shares)
Account Value	$ 11,955	$ 11,955	$ 11,955	$ 11,955	$ 11,955	$ 10,850	$ 9,962	$ 10,935	$ 12,127	$ 11,923	$ 11,127	$ 11,021	$ 10,556	$ 9,498	$ 9,624
Average Annual Return, Percent	5.99%	(0.72%)		1.80%
C000033869 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.18%	0.05%		2.19%
C000033870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class C Shares)
Account Value	$ 11,935	$ 11,935	11,935	$ 11,935	$ 11,935	10,833	9,963	10,962	12,228	12,097	11,342	11,285	10,864	9,832	10,000
Average Annual Return, Percent	8.67%	(0.46%)			1.78%
C000033870 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.67%	(0.46%)			1.78%
C000007990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class I Shares)
Account Value	$ 1,275,139	$ 1,275,139	1,275,139	1,275,139	$ 1,275,139	1,152,887	1,057,810	1,154,372	1,278,740	1,253,933	1,168,877	1,153,484	1,102,285	989,556	1,000,000
Average Annual Return, Percent	10.60%	0.34%			2.46%
C000033533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class R5 Shares)
Account Value	$ 12,900	$ 12,900	12,900	$ 12,900	$ 12,900	11,673	10,681	11,676	12,930	12,671	11,789	11,616	11,083	9,929	10,000
Average Annual Return, Percent	10.51%	0.36%		2.58%
C000116218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Debt Fund (Class R6 Shares)
Account Value	$ 6,504,079	$ 6,504,079	6,504,079	$ 6,504,079	$ 6,504,079	5,872,658	5,372,057	5,871,249	6,483,614	6,354,537	5,902,268	5,817,247	5,545,928	4,966,606	5,000,000
Average Annual Return, Percent	10.75%	0.47%			2.66%
C000008060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class A Shares)
Account Value	$ 11,188	$ 11,188	11,188	$ 11,188	$ 11,188	10,925	10,460	10,789	11,014	11,035	10,286	9,956	9,831	9,925	9,628
Average Annual Return, Percent	(1.41%)	(0.49%)		1.13%
C000008060 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	2.41%	0.28%		1.51%
C000008061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class C Shares)
Account Value	$ 11,167	$ 11,167	11,167	$ 11,167	11,167	10,904	10,440	10,826	11,100	11,178	10,474	10,187	10,108	10,258	10,000
Average Annual Return, Percent	0.81%	(0.23%)		1.11%
C000008061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	1.81%	(0.23%)		1.11%
C000008059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class I Shares)
Account Value	$ 1,173,887	$ 1,173,887	1,173,887	$ 1,173,887	1,173,887	1,145,513	1,094,413	1,128,429	1,150,336	1,152,436	1,072,342	1,037,151	1,022,740	1,031,622	1,000,000
Average Annual Return, Percent	2.48%	0.37%		1.62%
C000205201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan California Tax Free Bond Fund (Class R6 Shares)
Account Value	$ 5,908,850	$ 5,908,850	5,908,850	$ 5,908,850	5,908,850	5,760,228	5,497,802	5,662,937	5,767,021	5,766,628	5,365,292	5,185,753	5,113,702	5,158,110	5,000,000
Average Annual Return, Percent	2.58%	0.49%		1.68%
C000008064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan National Municipal Income Fund (Class A Shares)
Account Value	$ 11,257	$ 11,257	$ 11,257	$ 11,257	11,257	10,889	10,451	10,962	11,105	11,051	10,237	9,906	9,825	9,902	9,625
Average Annual Return, Percent	(0.51%)		(0.40%)	1.19%
C000008064 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan National Municipal Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	3.38%		0.37%	1.58%
C000008066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan National Municipal Income Fund (Class C Shares)
Account Value	$ 11,182	11,182	$ 11,182	$ 11,182	11,182	10,816	10,382	10,943	11,140	11,147	10,381	10,103	10,079	10,221	10,000
Average Annual Return, Percent	1.81%		(0.17%)	1.12%
C000008066 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan National Municipal Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.81%		(0.17%)	1.12%
C000008063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan National Municipal Income Fund (Class I Shares)
Account Value	$ 1,200,365	$ 1,200,365	$ 1,200,365	$ 1,200,365	$ 1,200,365	1,157,238	1,109,130	1,159,238	1,171,647	1,162,947	1,074,919	1,037,901	1,025,933	1,031,994	1,000,000
Average Annual Return, Percent	3.73%	0.64%			1.84%
C000195047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan National Municipal Income Fund (Class R6 Shares)
Account Value	$ 6,046,607	$ 6,046,607	6,046,607	6,046,607	$ 6,046,607	5,823,571	5,575,839	5,821,900	5,878,352	5,828,842	5,382,211	5,186,628	5,129,667	5,159,972	5,000,000
Average Annual Return, Percent	3.83%	0.74%			1.92%
C000008073 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class A Shares)
Account Value	$ 11,142	$ 11,142	11,142	$ 11,142	$ 11,142	10,860	10,408	10,734	10,904	10,918	10,174	9,891	9,811	9,882	9,626
Average Annual Return, Percent	(1.21%)	(0.37%)		1.09%
C000008073 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	2.60%	0.41%		1.47%
C000008075 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class C Shares)
Account Value	$ 11,079	$ 11,079	11,079	$ 11,079	11,079	10,798	10,349	10,728	10,952	11,024	10,325	10,073	10,058	10,181	10,000
Average Annual Return, Percent	1.08%	(0.11%)		1.03%
C000008075 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	2.08%	(0.11%)		1.03%
C000008072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class I Shares)
Account Value	$ 1,183,428	$ 1,183,428	1,183,428	$ 1,183,428	1,183,428	1,150,640	1,101,953	1,135,724	1,149,010	1,147,663	1,068,761	1,035,030	1,024,189	1,029,288	1,000,000
Average Annual Return, Percent	2.85%	0.62%		1.70%
C000205202 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan New York Tax Free Bond Fund (Class R6 Shares)
Account Value	$ 5,946,376	$ 5,946,376	5,946,376	$ 5,946,376	5,946,376	5,784,740	5,534,462	5,689,936	5,759,152	5,746,580	5,346,159	5,175,150	5,120,945	5,146,438	5,000,000
Average Annual Return, Percent	2.79%	0.69%		1.75%
C000066240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class A Shares)
Account Value	$ 11,032	$ 11,032	11,032	$ 11,032	11,032	10,508	10,209	11,343	11,677	11,555	10,374	10,082	10,016	9,536	9,620
Average Annual Return, Percent	1.04%	(1.67%)		0.99%
C000066240 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	4.98%	(0.92%)		1.38%
C000066241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class C Shares)
Account Value	$ 10,887	$ 10,887	10,887	$ 10,887	10,887	10,371	10,076	11,261	11,682	11,635	10,512	10,271	10,272	9,844	10,000
Average Annual Return, Percent	3.30%	(1.58%)		0.85%
C000066241 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	4.30%	(1.58%)		0.85%
C000066239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class I Shares)
Account Value	$ 1,159,122	$ 1,159,122	1,159,122	$ 1,159,122	1,159,122	1,101,956	1,069,594	1,187,000	1,221,867	1,208,036	1,083,807	1,051,187	1,043,277	992,425	1,000,000
Average Annual Return, Percent	5.19%	(0.82%)		1.49%
C000138090 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class R2 Shares)
Account Value	$ 10,921	$ 10,921	10,921	$ 10,921	10,921	10,446	10,200	11,389	11,782	11,729	10,582	10,327	10,311	9,867	10,000
Average Annual Return, Percent	4.54%	(1.42%)		0.88%
C000066242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class R5 Shares)
Account Value	$ 11,704	$ 11,704	11,704	$ 11,704	11,704	11,116	10,779	11,950	12,288	12,136	10,877	10,539	10,449	9,931	10,000
Average Annual Return, Percent	5.29%	(0.72%)		1.59%
C000138091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Total Return Fund (Class R6 Shares)
Account Value	$ 5,877,202	$ 5,877,202	5,877,202	$ 5,877,202	5,877,202	5,578,614	5,412,639	5,991,522	6,158,010	6,078,789	5,445,034	5,273,110	5,225,617	4,968,707	5,000,000
Average Annual Return, Percent	5.35%	(0.67%)		1.63%
C000066702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class A Shares)
Account Value	$ 12,338	$ 12,338	12,338	$ 12,338	12,338	11,768	11,205	11,053	11,072	10,909	10,696	10,490	10,308	9,237	9,624
Average Annual Return, Percent	0.94%	1.72%		2.12%
C000066702 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	4.84%	2.49%		2.52%
C000066703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class C Shares)
Account Value	$ 12,321	$ 12,321	12,321	$ 12,321	12,321	11,752	11,190	11,094	11,160	11,058	10,898	10,741	10,598	9,550	10,000
Average Annual Return, Percent	3.27%	1.98%		2.11%
C000066703 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	4.27%	1.98%		2.11%
C000066701 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class I Shares)
Account Value	$ 1,313,347	$ 1,313,347	1,313,347	$ 1,313,347	1,313,347	1,250,851	1,187,206	1,168,317	1,167,590	1,147,600	1,122,528	1,098,189	1,075,531	961,511	1,000,000
Average Annual Return, Percent	5.00%	2.73%		2.76%
C000066704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class R5 Shares)
Account Value	$ 13,362	$ 13,362	13,362	$ 13,362	13,362	12,697	12,044	11,825	11,800	11,591	11,311	11,048	10,808	9,636	10,000
Average Annual Return, Percent	5.24%	2.88%		2.94%
C000195119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Strategic Income Opportunities Fund (Class R6 Shares)
Account Value	$ 6,733,270	$ 6,733,270	6,733,270	$ 6,733,270	6,733,270	6,392,019	6,052,283	5,941,299	5,917,627	5,806,981	5,665,998	5,524,769	5,403,847	4,817,825	5,000,000
Average Annual Return, Percent	5.34%	3.00%		3.02%
C000190446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Managed Income Fund (Class I Shares)
Account Value	$ 1,219,516	$ 1,219,516	1,219,516	$ 1,219,516	1,219,516	1,158,539	1,104,075	1,083,461	1,088,114	1,080,407	1,051,378	1,026,845	1,015,871	1,003,975	1,000,000
Average Annual Return, Percent	5.26%	2.45%		2.00%
C000090816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Managed Income Fund (Class L Shares)
Account Value	$ 3,708,016	$ 3,708,016	3,708,016	$ 3,708,016	$ 3,708,016	3,513,890	3,343,714	3,276,370	3,285,484	3,257,331	3,165,081	3,086,606	3,047,614	3,011,925	3,000,000
Average Annual Return, Percent	5.52%	2.63%			2.14%
C000093101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class A Shares)
Account Value	$ 12,779	$ 12,779	12,779	$ 12,779	$ 12,779	12,021	11,370	11,315	11,480	10,922	10,409	10,373	10,041	9,405	9,621
Average Annual Return, Percent	2.36%	2.40%		2.48%
C000093101 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.30%	3.19%		2.88%
C000093102 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class C Shares)
Account Value	$ 12,762	$ 12,762	12,762	$ 12,762	12,762	12,006	11,356	11,357	11,583	11,067	10,597	10,621	10,341	9,726	10,000
Average Annual Return, Percent	4.82%	2.68%		2.47%
C000093102 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.82%	2.68%		2.47%
C000093103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class I Shares)
Account Value	$ 1,361,862	$ 1,361,862	$ 1,361,862	$ 1,361,862	1,361,862	1,278,105	1,206,066	1,197,182	1,211,657	1,149,869	1,092,109	1,086,587	1,049,241	979,147	1,000,000
Average Annual Return, Percent	6.55%		3.44%	3.14%
C000093104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class R2 Shares)
Account Value	$ 12,837	$ 12,837	$ 12,837	$ 12,837	12,837	12,117	11,512	11,497	11,706	11,172	10,685	10,684	10,383	9,748	10,000
Average Annual Return, Percent	5.94%	2.82%		2.53%
C000093105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class R5 Shares)
Account Value	$ 13,747	$ 13,747	13,747	$ 13,747	13,747	12,883	12,151	12,056	12,196	11,569	10,981	10,915	10,527	9,810	10,000
Average Annual Return, Percent	6.70%	3.51%		3.23%
C000106117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Unconstrained Debt Fund (Class R6 Shares)
Account Value	$ 6,922,665	$ 6,922,665	6,922,665	$ 6,922,665	6,922,665	6,487,404	6,112,620	6,058,513	6,122,736	5,802,004	5,508,017	5,466,330	5,275,006	4,913,326	5,000,000
Average Annual Return, Percent	6.71%	3.60%		3.31%
C000100362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class A Shares)
Account Value	$ 13,568	$ 13,568	13,568	$ 13,568	$ 13,568	12,792	11,780	11,609	11,358	10,945	10,784	10,534	10,242	9,180	9,771
Average Annual Return, Percent	3.64%	3.91%			3.10%
C000100362 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.07%	4.39%			3.34%
C000100363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class C Shares)
Account Value	$ 13,346	$ 13,346	13,346	13,346	$ 13,346	12,583	11,588	11,478	11,285	10,930	10,821	10,623	10,379	9,348	10,000
Average Annual Return, Percent	4.69%	3.88%			2.93%
C000100363 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.69%	3.88%			2.93%
C000100364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class I Shares)
Account Value	$ 1,423,870	$ 1,423,870	1,423,870	$ 1,423,870	$ 1,423,870	1,339,102	1,230,067	1,209,233	1,180,173	1,134,436	1,114,776	1,086,310	1,053,474	942,088	1,000,000
Average Annual Return, Percent	6.33%	4.65%		3.60%
C000132280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Floating Rate Income Fund (Class R6 Shares)
Account Value	$ 7,194,996	$ 7,194,996	7,194,996	$ 7,194,996	7,194,996	6,751,866	6,195,951	6,092,390	5,935,467	5,700,989	5,602,610	5,448,119	5,278,181	4,715,321	5,000,000
Average Annual Return, Percent	6.56%	4.76%		3.71%
C000116841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class A Shares)
Account Value	$ 13,190	$ 13,190	13,190	$ 13,190	$ 13,190	12,459	11,884	12,211	12,374	11,583	10,833	10,685	10,267	9,286	9,624
Average Annual Return, Percent	1.93%	1.86%			2.81%
C000116841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.86%	2.63%			3.20%
C000116842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class C Shares)
Account Value	$ 13,281	$ 13,281	13,281	13,281	$ 13,281	12,546	11,966	12,333	12,549	11,803	11,070	10,961	10,573	9,608	10,000
Average Annual Return, Percent	4.47%	2.21%			2.88%
C000116842 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	5.47%	2.21%			2.88%
C000116843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class I Shares)
Account Value	$ 1,404,043	$ 1,404,043	1,404,043	1,404,043	$ 1,404,043	1,323,129	1,260,304	1,291,635	1,305,485	1,219,239	1,136,556	1,118,184	1,070,902	967,256	1,000,000
Average Annual Return, Percent	6.12%	2.86%			3.45%
C000116844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Global Bond Opportunities Fund (Class R6 Shares)
Account Value	$ 7,130,690	$ 7,130,690	7,130,690	7,130,690	$ 7,130,690	6,709,967	6,375,336	6,524,117	6,584,320	6,140,277	5,715,406	5,614,725	5,374,778	4,843,454	5,000,000
Average Annual Return, Percent	6.27%	3.04%			3.61%
C000123395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class A Shares)
Account Value	$ 12,310	$ 12,310	12,310	$ 12,310	$ 12,310	11,524	10,856	12,166	12,552	12,232	10,574	10,250	10,021	9,447	9,622
Average Annual Return, Percent	2.84%	(0.63%)		2.10%
C000123395 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.82%	0.13%		2.49%
C000123396 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class C Shares)
Account Value	$ 12,282	$ 12,282	12,282	$ 12,282	12,282	11,498	10,845	12,203	12,667	12,394	10,759	10,489	10,316	9,770	10,000
Average Annual Return, Percent	5.30%	(0.35%)		2.08%
C000123396 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.30%	(0.35%)		2.08%
C000123397 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class I Shares)
Account Value	$ 1,311,298	$ 1,311,298	1,311,298	$ 1,311,298	1,311,298	1,224,714	1,151,034	1,286,457	1,323,881	1,287,070	1,109,084	1,073,503	1,046,877	983,521	1,000,000
Average Annual Return, Percent	7.07%	0.37%		2.75%
C000123398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Corporate Bond Fund (Class R6 Shares)
Account Value	$ 6,623,849	$ 6,623,849	6,623,849	$ 6,623,849	6,623,849	6,180,275	5,802,601	6,478,608	6,666,866	6,468,707	5,567,772	5,383,571	5,244,642	4,922,576	5,000,000
Average Annual Return, Percent	7.18%	0.48%		2.85%
C000123825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class A Shares)
Account Value	$ 12,672	$ 12,672	12,672	$ 12,672	12,672	11,879	11,297	11,716	11,957	11,581	10,919	10,647	10,500	9,287	9,780
Average Annual Return, Percent	4.28%	1.36%		2.40%
C000123825 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	6.68%	1.82%		2.63%
C000123826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class C Shares)
Account Value	$ 12,445	$ 12,445	12,445	$ 12,445	12,445	11,665	11,095	11,553	11,863	11,543	10,947	10,716	10,623	9,439	10,000
Average Annual Return, Percent	5.18%	1.32%		2.21%
C000123826 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	6.18%	1.32%		2.21%
C000123827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class I Shares)
Account Value	$ 1,326,876	$ 1,326,876	1,326,876	$ 1,326,876	1,326,876	1,240,701	1,177,070	1,217,641	1,239,561	1,197,710	1,126,532	1,094,812	1,077,230	950,458	1,000,000
Average Annual Return, Percent	6.95%	2.07%		2.87%
C000123828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Short Duration Core Plus Fund (Class R6 Shares)
Account Value	$ 6,691,631	$ 6,691,631	6,691,631	$ 6,691,631	6,691,631	6,253,235	5,928,915	6,129,477	6,236,150	6,022,254	5,659,040	5,496,787	5,402,308	4,759,312	5,000,000
Average Annual Return, Percent	7.01%	2.13%		2.96%
C000136811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class A Shares)
Account Value	$ 13,674	$ 13,674	13,674	$ 13,674	$ 13,674	12,561	11,821	12,542	12,568	12,191	11,162	10,668	10,332	9,373	9,629
Average Annual Return, Percent	4.84%	1.54%			3.18%
C000136811 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	8.86%	2.32%			3.57%
C000136812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class C Shares)
Account Value	$ 13,591	$ 13,591	13,591	13,591	$ 13,591	12,485	11,750	12,539	12,633	12,322	11,343	10,901	10,615	9,671	10,000
Average Annual Return, Percent	7.14%	1.75%			3.12%
C000136812 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	8.14%	1.75%			3.12%
C000136813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class I Shares)
Account Value	$ 1,455,965	$ 1,455,965	1,455,965	1,455,965	$ 1,455,965	1,334,156	1,252,234	1,325,223	1,324,737	1,282,909	1,170,335	1,115,529	1,077,633	974,965	1,000,000
Average Annual Return, Percent	9.13%	2.56%			3.83%
C000136814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Income Fund (Class R6 Shares)
Account Value	$ 7,296,123	$ 7,296,123	7,296,123	7,296,123	$ 7,296,123	6,685,783	6,275,470	6,641,546	6,632,189	6,422,424	5,864,384	5,589,241	5,398,903	4,879,990	5,000,000
Average Annual Return, Percent	9.13%	2.58%			3.85%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,456	$ 10,456	10,456	10,456	$ 10,456	10,153	9,848	11,398	12,038	11,539	10,692	10,753	10,143	10,084	10,000
Average Annual Return, Percent	2.98%	(1.95%)			0.45%
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value	$ 13,779	$ 13,779	13,779	13,779	$ 13,779	12,546	11,400	12,479	13,490	13,368	12,188	11,827	11,330	10,111	10,000
Average Annual Return, Percent	9.82%	0.61%			3.26%
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Index
Account Value	$ 12,590	$ 12,590	12,590	$ 12,590	$ 12,590	12,228	11,600	12,223	12,304	12,175	11,123	10,682	10,421	10,395	10,000
Average Annual Return, Percent	2.96%	0.67%		2.33%
Bloomberg LB California 1 17 Year Muni Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg LB California 1-17 Year Muni Index
Account Value	$ 12,217	$ 12,217	12,217	$ 12,217	$ 12,217	11,921	11,396	11,709	11,861	11,735	10,926	10,520	10,346	10,367	10,000
Average Annual Return, Percent	2.48%	0.81%			2.02%
Bloomberg California Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Account Value	$ 12,523	$ 12,523	12,523	$ 12,523	$ 12,523	12,207	11,568	12,142	12,233	12,160	11,079	10,668	10,396	10,399	10,000
Average Annual Return, Percent	2.59%	0.59%		2.28%
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Account Value	$ 12,364	$ 12,364	$ 12,364	$ 12,364	12,364	12,021	11,490	11,843	11,978	11,815	10,975	10,542	10,360	10,358	10,000
Average Annual Return, Percent	2.86%		0.91%	2.14%
Bloomberg New York Intermediate 1 17 Year Maturities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate (1-17 Year) Maturities Index
Account Value	$ 12,313	$ 12,313	$ 12,313	$ 12,313	12,313	11,990	11,433	11,741	11,847	11,745	10,956	10,541	10,382	10,376	10,000
Average Annual Return, Percent	2.69%	0.95%		2.10%
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Account Value	$ 12,483	$ 12,483	12,483	$ 12,483	12,483	12,139	11,467	12,095	12,141	12,081	11,092	10,676	10,441	10,419	10,000
Average Annual Return, Percent	2.83%	0.66%		2.24%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,613	$ 11,613	11,613	$ 11,613	11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Average Annual Return, Percent	5.81%	(0.52%)		1.51%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,036	$ 12,036	12,036	$ 12,036	12,036	11,323	10,881	11,997	12,334	12,076	10,854	10,518	10,417	10,094	10,000
Average Annual Return, Percent	6.30%	(0.07%)		1.87%
ICE BofA 3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Account Value	$ 1,200,087	$ 1,200,087	1,200,087	$ 1,200,087	1,200,087	1,141,929	1,084,997	1,062,507	1,062,086	1,057,831	1,035,213	1,014,531	1,004,631	1,000,773	1,000,000
Average Annual Return, Percent	5.09%	2.56%		1.84%
S And P UBS Leveraged Loan Index formerly known as Credit Suisse Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (formerly known as Credit Suisse Leveraged Loan Index)
Account Value	$ 16,367	$ 16,367	16,367	$ 16,367	16,367	15,128	13,584	13,283	12,866	12,178	11,795	11,365	10,887	9,673	10,000
Average Annual Return, Percent	8.19%	6.09%		5.05%
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Account Value	$ 10,656	$ 10,656	10,656	$ 10,656	$ 10,656	10,321	9,977	11,500	12,136	11,614	10,783	10,835	10,206	10,039	10,000
Average Annual Return, Percent	3.25%	(1.71%)			0.64%
Bloomberg U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Index
Account Value	$ 12,790	$ 12,790	12,790	$ 12,790	$ 12,790	12,002	11,326	12,645	13,090	12,735	10,996	10,714	10,484	9,851	10,000
Average Annual Return, Percent	6.56%	0.09%		2.49%
Bloomberg 1 5 Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Government/Credit Index
Account Value	$ 11,900	$ 11,900	$ 11,900	$ 11,900	$ 11,900	$ 11,260	$ 10,771	$ 11,219	$ 11,472	$ 11,210	$ 10,540	$ 10,250	$ 10,248	$ 10,148	$ 10,000
Average Annual Return, Percent	5.69%	1.20%		1.75%